Interest and Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest and Finance Costs [Abstract]
Interest on finance lease liability	$ 898	$ 219	$ 0
Amortization of deferred finance costs and debt discounts	1,726	2,155	2,575
Amortization of deferred finance costs and debt discounts (shares issued to third party - non-cash)	0	86	284
Other	141	192	170
Total	20,603	20,694	15,332
Long-Term Debt and Other Financial Liabilities [Member]
Interest and Finance Costs [Abstract]
Interest expense	17,838	17,864	11,609
Convertible Notes [Member]
Interest and Finance Costs [Abstract]
Interest expense	$ 0	$ 178	$ 694